Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK EUROFUND	Oct. 28, 2020
MSCIEMUIndex [Member]
Average Annual Return:
1 Year	23.20%
5 Years	5.55%
10 Years	3.99%
Investor A Shares
Average Annual Return:
1 Year	18.32%
5 Years	1.27%
10 Years	2.76%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	18.59%
5 Years	1.17%
10 Years	2.43%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.17%
5 Years	1.18%
10 Years	2.18%
Investor C Shares
Average Annual Return:
1 Year	22.91%
5 Years	1.56%
10 Years	2.47%
Institutional Shares
Average Annual Return:
1 Year	25.17%
5 Years	2.59%
10 Years	3.54%
Class R Shares
Average Annual Return:
1 Year	24.13%
5 Years	1.85%
10 Years	2.76%